INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Deferred income tax (recovery)/expense
Total deferred income tax (recovery)/expense	$ (55)	$ (151)	$ (99)	$ (243)
Income tax expense	$ 304	$ 409	$ 585	$ 683